Share capital and additional paidin capital (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Beginning Balance, Amount	¥ 479,375,000	¥ 479,375,000	¥ 479,375,000
Shares Issued During The Year, Amount	524,000	0	0
Ending Balance, Amount	479,899,000	479,375,000	479,375,000
Total Equity [member]
Statement [Line Items]
Beginning Balance, Amount	383,500,000	383,500,000	383,500,000
Shares Issued During The Year, Amount	524,000	0	0
Ending Balance, Amount	384,024,000	383,500,000	383,500,000
Noncontrolling Interest
Statement [Line Items]
Beginning Balance, Amount	95,875,000	95,875,000	95,875,000
Shares Issued During The Year, Amount	0	0	0
Ending Balance, Amount	95,875,000	95,875,000	95,875,000
Additional paid-in capital
Statement [Line Items]
Beginning Balance, Amount	383,174,000	383,174,000	383,174,000
Shares Issued During The Year, Amount	510,000	0	0
Ending Balance, Amount	383,684,000	383,174,000	383,174,000
Ordinary Stock Shares [Member]
Statement [Line Items]
Beginning Balance, Amount	326,000	326,000	326,000
Shares Issued During The Year, Amount	14,000	0	0
Ending Balance, Amount	¥ 340,000	¥ 326,000	¥ 326,000
Number of shares [Member]
Statement [Line Items]
Beginning Balance, Shares	1,002,201	1,002,201	1,001,131
Shares Issued During The Year, Shares	40,257		1,070
Ending Balance, Shares	1,042,458	1,002,201	1,002,201